UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Regents of the University of California
           -----------------------------------------------------
Address:   Address: P.O. Box 24000
           Oakland, CA 94623-1000
           -----------------------------------------------------

Form 13F File Number: 28-224
                      ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ David Russ
        -------------------------
Title:  Treasurer
        -------------------------
Phone:  (510) 987-9600
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ David Russ                      Oakland, CA                       05/24/2004
--------------                      -----------                       ----------
 [Signature]                       [City, State]                        [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           32
                                         -----------
Form 13F Information Table Value Total:  $32,911,294
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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
                                              FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
AIR PRODS + CHEMS INC          COM              009158106   511224   10200          SOLE             SOLE      0    0
ALIGN TECHNOLOGY INC           COM              016255101   800587   42114          SOLE             SOLE      0    0
AMERICAN INTL GROUP INC        COM              026874107  1337813   18750          SOLE             SOLE      0    0
ARGONAUT TECHNOLOGIES INC      OC COM           040175101   272288  198750          SOLE             SOLE      0    0
BROCADE COMMUNICATIONS SYS,    COM              111621108   383616   57600          SOLE             SOLE      0    0
INC
COCA COLA CO                   COM              191216100   452700    9000          SOLE             SOLE      0    0
CYTYC CORP                     COM              232946103   287225   12909          SOLE             SOLE      0    0
DIGITAL IMPACT INC DEL         COM              25385G106   886443  335774          SOLE             SOLE      0    0
EON COMMUNICATIONS CORP        COM              268763109   310869  143921          SOLE             SOLE      0    0
E PIPHANY INC                  COM              26881V100   629851   87237          SOLE             SOLE      0    0
EQUITY OFFICE PPTYS TR         COM              294741103  2047434   70870          SOLE             SOLE      0    0
EQUITY RESIDENTIAL             SH BEN INT       29476L107   597000   20000          SOLE             SOLE      0    0
EXXON MOBIL CORP               COM              30231G102  1397424   33600          SOLE             SOLE      0    0
FORMFACTOR INC                 COM              346375108   959096   45824          SOLE             SOLE      0    0
GANNETT INC                    COM              364730101   810888    9200          SOLE             SOLE      0    0
GENERAL ELEC CO                COM              369604103  1208592   39600          SOLE             SOLE      0    0
LAUDER ESTEE COS INC           CL A             518439104   740478   16700          SOLE             SOLE      0    0
MARSH + MCLENNAN COS INC       COM              571748102   240760    5200          SOLE             SOLE      0    0
MCGRAW HILL COS INC            COM              580645109   228420    3000          SOLE             SOLE      0    0
MERCK + CO INC                 COM              589331107   954504   21600          SOLE             SOLE      0    0
MIDCAP SPDR TR                 UNIT SER 1       595635103   618800    5600          SOLE             SOLE      0    0
                               STANDARD +
                               POORS
QUICKLOGIC CORP                CDT COM          74837P108   223927   58789          SOLE             SOLE      0    0
SBC COMMUNICATIONS INC         COM              78387G103   955465   38935          SOLE             SOLE      0    0
SELECT MED CORP                OC COM           816196109  4352220  260612          SOLE             SOLE      0    0
SYMYX TECHNOLOGIES INC         COM              87155S108   384263   13417          SOLE             SOLE      0    0
UNITED SURGICAL PARTNERS       COM              913016309  1244750   36675          SOLE             SOLE      0    0
VA SOFTWARE CORP               COM              91819B105   423426  148051          SOLE             SOLE      0    0
VERIZON COMMUNICATIONS                          92343V104   648037   17735          SOLE             SOLE      0    0
WACHOVIA CORP 2ND NEW          COM              929903102   206800    4400          SOLE             SOLE      0    0
WELLS FARGO + CO NEW           COM              949746101   487362    8600          SOLE             SOLE      0    0
WYETH                          COM              983024100  1051400   28000          SOLE             SOLE      0    0


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